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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_] Amendment Number: ________________________________

This Amendment (Check only one.)  [_] is a restatement
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSDC Management, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-14878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
Title:   Managing Director, MSDC Management, L.P.
Phone:   (212) 303-1668


Signature, Place, and Date of Signing:

/s/ Marc R. Lisker, Esq.    New York, NY     August 14, 2012
-------------------------   --------------   ----------------
      [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: 1,801,291 (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

Column 1                Column 2      Column 3   Column 4          Column 5           Column 6  Column 7       Column 8
--------            --------------    --------- ---------- ------------------------- ---------- -------- ---------------------
                                                                                                           Voting Authority
                                                  Value     Shrs or                  Investment  Other   ---------------------
Name of Issuer       Title of Class    Cusip    (X $1,000)  prn amt  SH/PRN Put/Call Discretion Managers   Sole    Shared None
--------------      --------------    --------- ---------- --------- ------ -------- ---------- -------- --------- ------ ----
ASIA PACIFIC WIRE
 & CABLE CO          ORD              G0535E106    3,795   1,355,415  SH                SOLE             1,355,415    0     0
AUSTRALIA
 ACQUISITION
 CORP                SHS              G06368107    4,221     420,000  SH                SOLE               420,000    0     0
ENERGY XXI
 (BERMUDA) LTD       USD UNRS SHS     G10082140  124,829   3,989,417  SH                SOLE               700,000    0     0
ANADARKO PETE
 CORP                COM              032511107  137,113   2,071,200  SH      CALL      SOLE             2,071,200    0     0
ATLAS ENERGY LP      COM UNITS LP     04930A104   70,580   2,313,331  SH                SOLE             2,313,331    0     0
ATLAS RESOURCE
 PARTNERS LP         COM UNT LTD PR   04941A101   31,050   1,150,000  SH                SOLE             1,150,000    0     0
BLUEKNIGHT
 ENERGY
 PARTNERS L          COM UNIT         09625U109   23,822   3,576,944  SH                SOLE             3,576,944    0     0
CAMERON
 INTERNATIONAL
 CORP                COM              13342B105   47,537   1,113,015  SH                SOLE             1,113,015    0     0
CEDAR FAIR L P       DEPOSITRY UNIT   150185106   30,195   1,007,500  SH                SOLE             1,007,500    0     0
CITIGROUP INC        COM NEW          172967424    8,216     299,760  SH                SOLE               299,760    0     0
DOMINOS PIZZA INC    COM              25754A201   33,114   1,071,300  SH                SOLE             1,071,300    0     0
EASTMAN CHEM CO      COM              277432100   22,157     439,891  SH                SOLE               439,891    0     0
ECHOSTAR CORP        CL A             278768106   50,767   1,921,526  SH                SOLE             1,921,526    0     0
ENSCO PLC            SPONSORED ADR    29358Q109   39,753     846,351  SH                SOLE               846,351    0     0
GENERAL MTRS CO      COM              37045V100   16,978     860,935  SH                SOLE               860,935    0     0
GENERAL MTRS CO      *W EXP 07/10/201 37045V118    9,127     828,124  SH                SOLE               828,124    0     0
GENERAL MTRS CO      *W EXP 07/10/201 37045V126    5,615     828,124  SH                SOLE               828,124    0     0
GENERAL MTRS CO      JR PFD CNV SRB   37045V209    2,995      90,000  SH                SOLE                90,000    0     0
GOODRICH PETE
 CORP                COM NEW          382410405    9,694     699,404  SH                SOLE               699,404    0     0
HALOZYME
 THERAPEUTICS
 INC                 COM              40637H109    3,544     400,000  SH                SOLE               400,000    0     0
HARVEST NATURAL
 RESOURCES IN        NOTE 8.250% 3/0  41754VAA1   14,203   9,000,000  PRN               SOLE                   N/A  N/A   N/A
HARVEST NATURAL
 RESOURCES IN        COM              41754V103   15,618   1,826,635  SH                SOLE             1,826,635    0     0
INTEROIL CORP        COM              460951106    3,520      50,500  SH      CALL      SOLE                50,500    0     0
ISHARES TR           RUSSELL 2000     464287655  205,981   2,589,000  SH      PUT       SOLE             2,589,000    0     0
JPMORGAN CHASE &
 CO                  COM              46625H100    8,933     250,000  SH                SOLE               250,000    0     0
JOURNAL
 COMMUNICATIONS
 INC                 CL A             481130102   29,852   5,785,309  SH                SOLE             5,785,309    0     0
LPL INVT HLDGS INC   COM              50213H100   78,843   2,334,699  SH                SOLE             2,334,699    0     0
LONE PINE RES INC    COM              54222A106   19,948   7,253,950  SH                SOLE             7,253,950    0     0
MACQUARIE
 INFRASTR CO LLC     MEMBERSHIP INT   55608B105  103,031   3,094,964  SH                SOLE             3,094,964    0     0
MARATHON PETE
 CORP                COM              56585A102   30,854     686,876  SH                SOLE               686,876    0     0
PDL BIOPHARMA
 INC                 COM              69329Y104   18,938   2,856,475  SH                SOLE             2,856,475    0     0
PETROQUEST
 ENERGY INC          COM              716748108    5,484   1,096,700  SH                SOLE             1,096,700    0     0
PFIZER INC           COM              717081103   46,000   2,000,000  SH                SOLE             2,000,000    0     0
PHILLIPS 66          COM              718546104   31,311     941,953  SH                SOLE               941,953    0     0
PLAINS EXPL&
 PRODTN CO           COM              726505100   37,052   1,053,207  SH                SOLE             1,053,207    0     0
QR ENERGY LP         UNIT LTD PRTNS   74734R108    4,962     300,000  SH                SOLE               300,000    0     0
SS&C
 TECHNOLOGIES
 HLDGS INC           COM              78467J100   86,904   3,476,178  SH                SOLE             3,476,178    0     0
SEMGROUP CORP        CL A             81663A105   26,165     819,434  SH                SOLE               819,434    0     0
SIX FLAGS ENTMT
 CORP NEW            COM              83001A102  110,620   2,041,720  SH                SOLE             2,041,720    0     0
SPECTRUM BRANDS
 HLDGS INC           COM              84763R101   30,212     927,606  SH                SOLE               927,606    0     0
TRW AUTOMOTIVE
 HLDGS CORP          COM              87264S106   15,704     427,200  SH                SOLE               427,200    0     0
TIME WARNER INC      COM NEW          887317303   70,648   1,835,000  SH                SOLE             1,835,000    0     0
TRANSDIGM GROUP
 INC                 COM              893641100   44,322     330,026  SH                SOLE               330,026    0     0
TYLER
 TECHNOLOGIES
 INC                 COM              902252105   46,514   1,152,755  SH                SOLE             1,152,755    0     0
VALERO ENERGY
 CORP NEW            COM              91913Y100   31,021   1,284,497  SH                SOLE             1,284,497    0     0
WILLIAMS
 PARTNERS L P        COM UNIT L P     96950F104    5,384     103,065  SH                SOLE               103,065    0     0
ZIOPHARM
 ONCOLOGY INC        COM              98973P101    4,165     700,000  SH                SOLE               700,000    0     0
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